Note 10 - Concentrations of business risk (Detail) - Foreign Currency Exposure (CAD)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	46,785,518	9,184,134	12,346,010	24,397,740
Accounts receivable	1,069,437	880,693
Accrued revenue	2,361,836	185,356
Accounts payable and accrued liabilities	3,776,287	3,972,551
Foreign Currency Exposure [Member]
Cash and cash equivalents	149,058	1,259,029
Accounts receivable	1,025,306	780,176
Accrued revenue	2,361,836	185,356
Accounts payable and accrued liabilities	(2,969,454)	(2,365,191)
Total [Member]
	566,746	(325,986)